Income tax expense	12 Months Ended
Dec. 31, 2024
Major components of tax expense (income) [abstract]
Income tax expense
8.
Income tax expense

The major components of income tax expense for the years ended December 31, 2022, 2023 and 2024 are as follows:

	31.12.2022	31.12.2023	31.12.2024	31.12.2024
	RMB’000	RMB’000	RMB’000	US$’000
Current income tax
- Current year	61,374	66,493	77,923	10,862
- Under provision in respect of prior years	27,406	27,837	151	21
Deferred tax
- Movement in temporary differences	(41,147)	(14,837)	17,384	2,423
- (Over)/under provision in respect of prior years	(103)	54,131	17,675	2,464
Withholding tax
- Income tax expense recognized in profit or loss	11,535	14,872	15,665	2,184
Consolidated income tax expense reported in the statement of profit or loss	59,065	148,496	128,798	17,954

The reconciliation between tax expense and the product of accounting profit multiplied by the PRC income tax rate of 15% (being tax rate of Yuchai) for the years ended December 31, 2022, 2023 and 2024 for the following reasons:

	31.12.2022	31.12.2023	31.12.2024	31.12.2024
	RMB’000	RMB’000	RMB’000	US$’000
Profit before tax	394,726	571,352	620,540	86,501
Income tax expense at 15%	59,209	85,703	93,081	12,975
Adjustments:
Non-deductible expenses	7,924	5,888	7,807	1,088
Tax-exempt income	(500)	(11,993)	(16,087)	(2,242)
Utilization of deferred tax benefits previously not recognized	(3,093)	(6,211)	(8,077)	(1,126)
Recognition of deferred tax benefits not previously recognized	—	—	(3,458)	(482)
Write off deferred tax benefits previously recognized	—	—	105,682	14,732
Deferred tax benefits not recognized	22,606	42,830	72,680	10,131
Tax credits for research and development expense	(76,835)	(85,372)	(114,006)	(15,892)
Tax rate differential	10,901	21,542	(42,633)	(5,943)
Under provision in respect of previous years	27,303	81,968	17,826	2,485
Withholding tax expense	11,535	14,872	15,665	2,184
Others	15	(731)	318	44
Total	59,065	148,496	128,798	17,954

8.
Income tax expense (cont’d)

Global minimum top-up tax

The Group has applied a temporary mandatory relief from deferred tax accounting for the impact of the top-up tax and accounts for it as a current tax when it is incurred. Malaysia, Singapore, Thailand, Hong Kong and Germany had enacted new legislation to implement the global minimum top-up tax. The Group does not expect Pillar Two top up exposure arising from the operations in these countries for financial year 2024.

Deferred tax

Deferred tax relates to the following:

	Consolidated statement of financial position			Consolidated statement of profit or loss
	31.12.2023	31.12.2024	31.12.2024	31.12.2022	31.12.2023	31.12.2024	31.12.2024
	RMB’000	RMB’000	US$’000	RMB’000	RMB’000	RMB’000	US$’000
Accelerated tax depreciation	(77,806)	(34,108)	(4,755)	16,472	44,492	43,698	6,091
Interest receivable	—	—	—	363	3,033	—	—
PRC withholding tax on dividend income (i)	(64,717)	(64,717)	(9,021)	(11,458)	(14,457)	(15,541)	(2,166)
Effect of change in residual value and impairment of property, plant and equipment	2,866	724	101	4,273	(66,774)	(2,142)	(299)
Write-down of inventories	37,120	38,632	5,385	9,253	7,617	1,512	211
Impairment losses on trade receivables	7,426	32,540	4,536	282	355	25,114	3,501
Accruals	232,048	166,623	23,227	(48,841)	(2,505)	(65,540)	(9,120)
Deferred income	79,896	126,107	17,579	(41,348)	23,416	46,211	6,442
Losses available for offsetting against future taxable income	112,601	—	—	116,675	(27,146)	(112,601)	(15,696)
Others	31,854	79,871	11,134	(4,421)	(7,325)	44,230	6,149
Deferred tax benefits/(expenses)				41,250	(39,294)	(35,059)	(4,887)
Net deferred tax assets	361,288	345,672	48,186
Reflected in the consolidated statement of financial position as follows:
Deferred tax assets	426,377	410,728	57,254
Deferred tax liabilities	(65,089)	(65,056)	(9,068)
	361,288	345,672	48,186

Note:

(i)
The movement of PRC withholding tax on dividend income is as follows:

	31.12.2023	31.12.2024	31.12.2024
	RMB’000	RMB’000	US$’000
At January 1	(61,825)	(64,717)	(9,021)
Provision made to consolidated statement of profit or loss	(14,457)	(15,541)	(2,166)
Utilization	11,565	15,541	2,166
December 31	(64,717)	(64,717)	(9,021)

The Corporate Income Tax (“CIT”) law provides for a tax of 10% to be withheld from dividends paid to foreign investors of PRC enterprises. This withholding tax provision does not apply to dividends paid out of profit earned prior to January 1, 2008. Beginning on January 1, 2008, a 10% withholding tax is imposed on dividends paid to the Company, as a non-resident enterprise, unless an applicable tax treaty provides for a lower tax rate. The Company recognizes a deferred tax liability for withholding tax payable for profits accumulated after December 31, 2007 for the earnings that the Company does not plan to indefinitely reinvest in the PRC enterprises. As of December 31, 2024, the deferred tax liability for withholding tax payable was RMB 64.7 million (US$9.0 million) (2023: RMB 64.7 million). The amount of unrecognized deferred tax liability relating to undistributed earnings of the PRC enterprises is estimated to be RMB 227.2 million (US$31.7 million) (2023: RMB 204.7 million).

8.
Income tax expense (cont’d)

Deferred tax (cont’d)

Deferred tax assets have not been recognized in respect of the following items:

	31.12.2023	31.12.2024	31.12.2024
	RMB’000	RMB’000	US$’000
Unutilized tax losses	628,534	1,681,991	234,463
Unutilized capital allowances and investment allowances	94,447	95,697	13,340
Other unrecognized temporary differences relating to asset impairment and deferred grants	156,226	166,552	23,217
	879,207	1,944,240	271,020

Unrecognized tax losses for the Group are subject to agreement with the tax authorities and compliance with tax regulations in the respective countries in which the Group operates. The unutilized tax losses for PRC subsidiaries and Malaysia subsidiaries expire within the next 5 to 10 years and 10 years, respectively. These losses may not be used to offset taxable income elsewhere in the Group. Deferred tax assets have not been recognized in respect of these items because it is not probable that future taxable profits will be available against which the Group can utilize the benefits.